UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008


Check here if Amendment (    ); Amendment Number: ______________

This Amendment (Check only one.):     (    ) is a restatement.
                                      (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       TIFF Advisory Services, Inc.

Address:    Four Tower Bridge, 200 Barr Harbor Drive, Suite 100

            West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christian A. Szautner

Title:    Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:    610-684-8017


Signature, Place, and Date of Signing:

/s/ Christian A. Szautner     West Conshohocken, PA          February 6, 2009
(Signature)                   (City, State)                  (Date)

Report Type  (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F File Number          Name
28-05508                      Aronson+Johnson+Ortiz LP

28-04441                      Westport Asset Management, Inc.

28-04097                      Shapiro Capital Management LLC

28-11450                      Mondrian Investment Partners Limited

28-03743                      Marathon Asset Management, LLP

28-04557                      Wellington Management Company, LLP

28-10835                      Brookfield Redding LLC


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total (in thousands):     $89,912


List of Other Included Managers:     None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


  Item 1:            Item 2:           Item 3:     Item 4:       Item 5:           Item 6:            Item 7:          Item 8:
                                                     Market                 Investment Discretion    Managers        Voting Auth.
Name              Title                              Value      Shares or    (a)     (b)      (c)                  a)    (b)    (c)
Of                of                                  (in       Principal    Sole   Shared   Shared              Sole  Shared  None
Issuer            Class                 CUSIP      thousands)     Amt.             Defined    Other

iSHARES           MSCI Emerging
TRUST             Markets Index         464287234     17,754   711,000 SH     X                               711,000
iSHARES           MSCI Emerging
TRUST             Markets Index         464287234        852    34,100 SH             X                                      34,100
iSHARES
TRUST             MSCI EAFE Index       464287465      4,159    92,700 SH             X                                      92,700
iSHARES
TRUST             MSCI EAFE Index       464287465     30,884   688,300 SH     X                               688,300
PACIFIC RIM
MINING CORP.      Common Stock          694915208          5    35,000 SH     X                                35,000
VANGUARD
INDEX FUNDS       Stock Market ETF      922908769     17,896   400,000 SH     X                               400,000
BARCLAYS          iPath Dow Jones
BANK PLC          - AIG Commodity
                  Index ETN             06738C778        514    14,600 SH             X                                      14,600
iSHARES           Dow Jones US Real
TRUST             Estate Index          464287739        506    13,600 SH             X                                      13,600
iSHARES           Dow Jones US Real
TRUST             Estate Index          464287739     14,892   400,000 SH     X                               400,000
iSHARES           S&P Global Energy
TRUST             Sector Index          464287341        541    18,500 SH             X                                      18,500
iSHARES           S&P Global
TRUST             Materials
                  Sector Index          464288695        423    10,800 SH             X                                      10,800
SELECT SECTOR     Energy Select
SPDR TRUST        Sector Index          81369Y506        526    11,000 SH             X                                      11,000
SPDR GOLD
TRUST             Gold Shares           78463V107        960    11,100 SH             X                                      11,100
